SHARE-BASED PAYMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 10: SHARE-BASED PAYMENTS

Common Stock Warrants

In connection with the January Private Placement, the Company granted 32,086 pre-funded warrants which were immediately exercised for shares of common stock. The Company also granted an additional 51,086 warrants as part of the offering. Each warrant has an exercise price of $95 per share, is immediately exercisable upon issuance and expires five years after issuance. The Company also granted the placement agent 3,831 warrants to purchase common stock at an exercise price of $3,050.35 per share, which is immediately exercisable upon issuance and expires five years after issuance.

In connection with merchant advances (Note 6), the Company granted 6,095 warrants to purchase common stock at an exercise price of $131.25. The warrants are immediately exercisable upon issuance and expire five years after issuance.

The following is a summary of warrant activity:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2022	176,733	$209
Granted	93,099	99.50
Exercised	(32,086)	97.88
Forfeited	—	—
Outstanding - June 30, 2023	237,746	$181.25
Exercisable at December 31, 2022	171,278	$210.50
Exercisable at June 30, 2023	237,745	$181.25

Stock Options

As of June 30, 2023 and December 31, 2022, the Company had 1,558 stock options outstanding with a weighted average exercise price of $362.11 per share. As of June 30, 2023, there were 1,439 options exercisable.

Stock-based compensation expense of $101,500 and $119,759 was recognized for the three months ended June 30, 2023 and 2022, respectively, and $207,094 and $258,852 was recognized for the six months June 30, 2023 and 2022, respectively. During the six months ended June 30, 2023 and 2022, $28,798 and $28,798 was recorded to sales and marketing expense, and all other stock compensation was included in general and administrative expense in the condensed consolidated statements of operations. Total unrecognized compensation cost related to non-vested stock option awards as of June 30, 2023 amounted to $370,907 and will be recognized over a weighted average period of 0.9 years.

NOTE 10: SHARE-BASED PAYMENTS

Common Stock Warrants

2022 Transactions

In connection with the April note agreement, the Company granted warrants to acquire 503 shares of common stock at an exercise price of $3,050.00 per share expiring in April 2027.

On May 10, 2022, pursuant to the Underwriting Agreement, the Company issued the Underwriters’ Warrants to purchase up to an aggregate of 598 shares of common stock. The Underwriters’ Warrants may be exercised beginning on November 1, 2022 until May 5, 2027. The initial exercise price of each Underwriters’ Warrant is $812.50 per share, which represents 130% of the public offering price.

In connection with the July 22 and July 28 notes, the Company issued an aggregate of 1,645 and 1,106 warrants to purchase common stock at an exercise price of $380 and $282.50 per share, respectively. The warrants expire in July 2027.

In connection with the November public offering, the Company granted 66,007 pre-funded warrants which were immediately exercised for shares of common stock. The Company also granted an additional 72,727 Class B Warrants and 72,727 Class C Warrants as part of the offering. Each Class B Warrant has an exercise price of $131.25 per share, is immediately exercisable upon issuance and expires five years after issuance. Each Class C Warrant has an exercise price of $131.25 per share, is immediately exercisable upon issuance and expires thirteen months after issuance. The Company also granted the placement agent 5,455 warrants to purchase common stock at an exercise price of $172 per share, which are exercisable 180 days after issuance and expire in five years.

In connection with the December Notes, the Company issued to the investors an aggregate of 18,779 warrants to purchase common stock at an exercise price equal to $106.50 for a fair value of $164,200. The warrants are immediately exercisable.

The Company granted 1,760 warrants to purchase common stock at an exercise price of $125 to the lender in connection with its merchant advances.

2021 Transactions

In connection with the IPO, the Company issued 964 warrants and an additional 145 warrants to purchase common stock per the over-allotment option. Each warrant will have an exercise price of $11,425 per share (equal to 110% of the offering price of the common stock), will be exercisable upon issuance and will expire five years from issuance.

On May 13, 2021, pursuant to the IPO Underwriting Agreement, the Company issued warrants to the underwriters to purchase up to an aggregate of 48 shares of common stock with an exercise price of $12,975 per share. The warrants may be exercised beginning on November 13, 2021 and will expire five years from issuance.

In connection with the Company’s April 2021 note financing, the Company issued warrants to the lender to purchase up to 48 shares of common stock. The warrants have an exercise price of $10,375 per share and are exercisable immediately after issuance.

In May 2021, an aggregate of 13 warrants were exercised for shares of common stock for proceeds of $145,696. In July 2021, warrant holders exercised 142 warrants for proceeds of $1,622,350.

A summary of information related to common stock warrants for the years ended December 31, 2022 and 2021 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2020	366	$6,650
Granted	1,205	11,450
Conversion of preferred stock warrants upon IPO	21	19,150
Exercised	(155)	11,425
Forfeited	(4)	19,150
Outstanding - December 31, 2021	1,432	$10,300
Granted	241,308	140.36
Exercised	(66,007)	131.25
Forfeited	—	—
Outstanding - December 31, 2022	176,733	$209.23

Exercisable at December 31, 2021	1,432	$10,300
Exercisable at December 31, 2022	171,278	$210.41

Preferred Stock Warrants

Upon the IPO, all outstanding preferred stock warrants converted into common stock warrants at a ratio of 39,075:1.

Stock Options

2020 Incentive Stock Plan

The Company has adopted a 2020 Omnibus Incentive Stock Plan (the “2020 Plan”). An aggregate of 33,000 shares of the Company’s common stock is reserved for issuance and available for awards under the 2020 Plan, including incentive stock options granted under the 2020 Plan. The 2020 Plan administrator may grant awards to any employee, director, consultant or other person providing services to us or our affiliates. During 2021, 1,093 options were granted to executives and directors at an exercise price from $9,625 to $10,375 per share. As of December 31, 2022, 31,907 options were available for future issuance.

2013 Incentive Stock Plan

The Company has adopted the 2013 Stock Plan, as amended and restated (the “Plan”), which provides for the grant of shares of stock options, stock appreciation rights, and stock awards (performance shares) to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the Plan was 479 shares as December 31, 2022 and 2021. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term often years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award.

Stock options comprise all of the awards granted since the Plan’s inception. Shares available for grant under the Plan amounted to 13 and as of December 31, 2022. Vesting generally occurs over a period of immediately to four years.

A summary of information related to stock options under our 2013 and 2020 Stock Plan for the years ended December 31, 2022 and 2021 is as follows:

		Weighted
		Average
	Options	Exercise Price
Outstanding - December 31, 2020	485	$5,850
Granted	1,093	10,375
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2021	1,558	$9,053
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2022	1,558	$9,053
Exercisable at December 31, 2021	1,266	$8,975
Exercisable at December 31, 2022	1,389	$10,125

Weighted average duration (years) to expiration of outstanding options at December 31, 2022	7.00

The assumptions utilized for option grants during the years ended December 31, 2022 and 2021 are as follows:

	Year Ended
	December 31,
	2022	2021
Risk Free Interest Rate	n/a	0.34% - 0.85%
Expected Dividend Yield	n/a	0.00%
Expected Volatility	n/a	58.00%
Expected Life (years)	n/a	5.18

The total grant-date fair value of the options granted during the years ended December 31, 2021 was $4,696,605. During the year ended December 31, 2022 and 2021, $421,442 and $3,325,897 was recorded to general and administrative expenses, and $57,596 and $551,948 was recorded to sales and marketing expense in the consolidated statements of operations, all respectively. Total unrecognized compensation cost related to non-vested stock option awards as of December 31, 2022 amounted to $577,999 and will be recognized over a weighted average period of 1.56 years.